VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.2%
Communication Services—10.4%
Alphabet, Inc. Class A(1)	36,712	$ 3,808
Cable One, Inc.	3,626	2,545
Comcast Corp. Class A	136,210	5,164
Meta Platforms, Inc. Class A(1)	26,925	5,707
Take-Two Interactive Software, Inc.(1)	23,630	2,819
Verizon Communications, Inc.	82,542	3,210
Walt Disney Co. (The)(1)	39,434	3,949
		27,202

Consumer Discretionary—8.5%
Best Buy Co., Inc.	38,844	3,040
Domino’s Pizza, Inc.	3,679	1,214
Home Depot, Inc. (The)	17,779	5,247
Pool Corp.	10,752	3,682
Ross Stores, Inc.	21,430	2,274
TopBuild Corp.(1)	12,863	2,677
VF Corp.	77,009	1,764
Wendy’s Co. (The)	116,600	2,540
		22,438

Consumer Staples—1.5%
Target Corp.	7,919	1,312
Walmart, Inc.	17,479	2,577
		3,889

Energy—4.0%
EOG Resources, Inc.	22,439	2,572
ONEOK, Inc.	28,797	1,830
Phillips 66	22,248	2,255
Pioneer Natural Resources Co.	18,840	3,848
		10,505

Financials—18.9%
Bank of America Corp.	178,330	5,100
BlackRock, Inc. Class A	3,586	2,399
Citigroup, Inc.	66,442	3,115
CME Group, Inc. Class A	14,015	2,684
Fidelity National Financial, Inc.	29,906	1,045
First American Financial Corp.	21,936	1,221
Fiserv, Inc.(1)	11,504	1,300
Global Payments, Inc.	21,897	2,304
Goldman Sachs Group, Inc. (The)	8,332	2,726
Intercontinental Exchange, Inc.	26,059	2,718
JPMorgan Chase & Co.	77,806	10,139
Morgan Stanley	41,741	3,665
PNC Financial Services Group, Inc. (The)	10,319	1,312
	Shares	Value

Financials—continued
Primerica, Inc.	13,233	$ 2,279
T. Rowe Price Group, Inc.	22,861	2,581
Truist Financial Corp.	151,138	5,154
		49,742

Health Care—11.7%
Abbott Laboratories	21,671	2,194
Amgen, Inc.	6,829	1,651
Baxter International, Inc.	59,024	2,394
Bristol-Myers Squibb Co.	24,671	1,710
Edwards Lifesciences Corp.(1)	15,534	1,285
Medtronic plc	31,342	2,527
STERIS plc	14,052	2,688
Teleflex, Inc.	15,740	3,987
Thermo Fisher Scientific, Inc.	6,659	3,838
Veeva Systems, Inc. Class A(1)	15,638	2,874
Zoetis, Inc. Class A	32,918	5,479
		30,627

Industrials—12.2%
Carrier Global Corp.	30,426	1,392
Copart, Inc.(1)	20,977	1,578
Cummins, Inc.	10,626	2,538
Emerson Electric Co.	14,983	1,306
Expeditors International of Washington, Inc.	11,232	1,237
FedEx Corp.	17,909	4,092
Honeywell International, Inc.	11,698	2,236
Leidos Holdings, Inc.	22,276	2,051
Lennox International, Inc.	4,972	1,249
Mercury Systems, Inc.(1)	38,929	1,990
Stanley Black & Decker, Inc.	63,719	5,134
TransUnion	83,195	5,170
Union Pacific Corp.	10,033	2,019
		31,992

Information Technology—15.9%
Adobe, Inc. (1)	14,227	5,483
Apple, Inc.	16,295	2,687
Cisco Systems, Inc.	50,291	2,629
Globant S.A.(1)	15,762	2,585
Intel Corp.	77,130	2,520
Intuit, Inc.	8,978	4,003
KLA Corp.	3,232	1,290
Lam Research Corp.	9,158	4,855
Microsoft Corp.	26,612	7,672
QUALCOMM, Inc.	18,445	2,353
Salesforce, Inc.(1)	8,023	1,603
ServiceNow, Inc.(1)	2,945	1,368
Teledyne Technologies, Inc.(1)	5,803	2,596
		41,644

	Shares	Value

Materials—6.9%
Avery Dennison Corp.	6,759	$ 1,209
Ball Corp.	58,985	3,251
Celanese Corp. Class A	72,085	7,849
LyondellBasell Industries N.V. Class A	29,138	2,736
Pan American Silver Corp.	166,742	3,035
		18,080

Real Estate—6.3%
Alexandria Real Estate Equities, Inc.	61,167	7,682
American Tower Corp.	9,593	1,960
Crown Castle, Inc.	28,696	3,841
Invitation Homes, Inc.	41,362	1,292
Medical Properties Trust, Inc.	210,972	1,734
		16,509

Utilities—0.9%
American Water Works Co., Inc.	16,143	2,365
Total Common Stocks (Identified Cost $243,546)		254,993

Total Long-Term Investments—97.2% (Identified Cost $243,546)		254,993

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(2)	4,400,020	4,400
Total Short-Term Investment (Identified Cost $4,400)		4,400

TOTAL INVESTMENTS—98.9% (Identified Cost $247,946)		$259,393
Other assets and liabilities, net—1.1%		2,907
NET ASSETS—100.0%		$262,300

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$254,993	$254,993
Money Market Mutual Fund	4,400	4,400
Total Investments	$259,393	$259,393
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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